UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the period ended September 30, 2025, which was originally filed with the Securities and Exchange Commission on December 8, 2025 (Accession 0001580642-25-007696) to add the sign-off date on the audit opinion.

Item 1. Reports to Stockholders.

(a)

Princeton Premium Fund

Class A Shares (PPFAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Princeton Premium Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.PrincetonPremiumFund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$226	2.20%

How did the Fund perform during the reporting period?

The Princeton Premium Fund (“Fund”) returned +5.49% during the fiscal year ended September 30, 2025 (the “Investment Period”). The Fund seeks capital appreciation and income by attempting to collect premium each week through the sale of put options on the S&P 500 Index (SPX) that have approximately a six-to-eight day or less time frame to expiration. The Fund employs a rules-based system that is replicated weekly. Trades are typically placed at multiple times throughout the week. The options-based strategy seeks to generate a weekly profit. Tactical portfolio management overlays are used to help potentially mitigate volatility. The Fund also invests in fixed income securities.

The Fund’s option trading strategy was profitable in 11 out of the 12 months during the Investment Period. During the Investment Period option premiums were generally lighter than usual outside of December 2024 and April 2025. The one negative month for the Fund came in December 2024, which saw extreme moves in volatility. December 18, 2024 was the day of the last Federal Open Market Committee decision announcement of 2024. Fed Chairman Jerome Powell’s press conference that day brought significant volatility to US equity markets. The VIX Index had been at 15.87 at the close on December 17, 2024 and by the close the next day it had risen to 27.62. In that environment, the Fund’s risk management protocols meant that some trades were closed down for what we believe are “educated losses”.

The Fund’s investments in fixed income, which consisted primarily of 90-Day Treasury Bills, contributed positively to performance throughout the Investment Period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Princeton Premium Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,725
$14,597
Nov-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Princeton Premium Fund	S&P 500® Index
Nov-2016	$9,425	$10,000
Sep-2017	$10,160	$11,778
Sep-2018	$10,193	$13,887
Sep-2019	$10,417	$14,478
Sep-2020	$10,432	$16,671
Sep-2021	$12,241	$21,673
Sep-2022	$12,475	$18,320
Sep-2023	$13,347	$22,280
Sep-2024	$13,837	$30,379
Sep-2025	$14,597	$35,725

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 16, 2016)
Princeton Premium Fund
Without Load	5.49%	6.95%	5.05%
With Load	-0.55%	5.69%	4.36%
S&P 500® Index	17.60%	16.47%	15.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$300,201,003
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$5,418,462
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.3%
U.S. Government & Agencies	87.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	12.5%
U.S. Treasury Obligations	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.0890%, 11/04/25	8.6%
United States Treasury Bill, 4.2050%, 10/07/25	8.3%
United States Treasury Bill, 4.1630%, 10/21/25	8.3%
United States Treasury Bill, 4.1580%, 10/28/25	8.0%
United States Treasury Bill, 4.0530%, 12/16/25	7.6%
United States Treasury Bill, 4.0510%, 12/23/25	7.6%
United States Treasury Bill, 3.8900%, 12/30/25	7.6%
United States Treasury Bill, 4.0420%, 12/09/25	6.9%
United States Treasury Bill, 4.1750%, 10/14/25	6.7%
United States Treasury Bill, 4.0340%, 11/18/25	6.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Princeton Premium Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.PrincetonPremiumFund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-PPFAX

Princeton Premium Fund

Class I Shares (PPFIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Princeton Premium Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.PrincetonPremiumFund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$201	1.95%

How did the Fund perform during the reporting period?

The Princeton Premium Fund (“Fund”) returned +5.72% during the fiscal year ended September 30, 2025 (the “Investment Period”). The Fund seeks capital appreciation and income by attempting to collect premium each week through the sale of put options on the S&P 500 Index (SPX) that have approximately a six-to-eight day or less time frame to expiration. The Fund employs a rules-based system that is replicated weekly. Trades are typically placed at multiple times throughout the week. The options-based strategy seeks to generate a weekly profit. Tactical portfolio management overlays are used to help potentially mitigate volatility. The Fund also invests in fixed income securities.

The Fund’s option trading strategy was profitable in 11 out of the 12 months during the Investment Period. During the Investment Period option premiums were generally lighter than usual outside of December 2024 and April 2025. The one negative month for the Fund came in December 2024, which saw extreme moves in volatility. December 18, 2024 was the day of the last Federal Open Market Committee decision announcement of 2024. Fed Chairman Jerome Powell’s press conference that day brought significant volatility to US equity markets. The VIX Index had been at 15.87 at the close on December 17, 2024 and by the close the next day it had risen to 27.62. In that environment, the Fund’s risk management protocols meant that some trades were closed down for what we believe are “educated losses”.

The Fund’s investments in fixed income, which consisted primarily of 90-Day Treasury Bills, contributed positively to performance throughout the Investment Period.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Princeton Premium Fund
S&P 500® Index
$375,000
$300,000
$225,000
$150,000
$75,000
$0
$357,254
$158,428
Nov-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Princeton Premium Fund	S&P 500® Index
Nov-2016	$100,000	$100,000
Sep-2017	$108,000	$117,776
Sep-2018	$108,649	$138,871
Sep-2019	$111,342	$144,778
Sep-2020	$111,709	$166,710
Sep-2021	$131,416	$216,732
Sep-2022	$134,447	$183,199
Sep-2023	$144,054	$222,802
Sep-2024	$149,856	$303,793
Sep-2025	$158,428	$357,254

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 16, 2016)
Princeton Premium Fund	5.72%	7.24%	5.32%
S&P 500® Index	17.60%	16.47%	15.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$300,201,003
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$5,418,462
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.3%
U.S. Government & Agencies	87.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	12.5%
U.S. Treasury Obligations	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.0890%, 11/04/25	8.6%
United States Treasury Bill, 4.2050%, 10/07/25	8.3%
United States Treasury Bill, 4.1630%, 10/21/25	8.3%
United States Treasury Bill, 4.1580%, 10/28/25	8.0%
United States Treasury Bill, 4.0530%, 12/16/25	7.6%
United States Treasury Bill, 4.0510%, 12/23/25	7.6%
United States Treasury Bill, 3.8900%, 12/30/25	7.6%
United States Treasury Bill, 4.0420%, 12/09/25	6.9%
United States Treasury Bill, 4.1750%, 10/14/25	6.7%
United States Treasury Bill, 4.0340%, 11/18/25	6.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Princeton Premium Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.PrincetonPremiumFund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-PPFIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $21,250

2024 - $21,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,900

2024 – $3,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Princeton Premium Fund
Class A Shares: PPFAX
Class I Shares: PPFIX

Annual Financial Statements
and Additional Information

September 30, 2025

www.PrincetonPremiumFund.com
1-888-868-9501

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 89.1%
	U.S. TREASURY BILLS — 89.1%
25,000,000	United States Treasury Bill(a)	4.2050	10/07/25	$24,983,126
20,000,000	United States Treasury Bill(a)	4.1750	10/14/25	19,970,832
25,000,000	United States Treasury Bill(a)	4.1630	10/21/25	24,943,906
24,000,000	United States Treasury Bill(a)	4.1580	10/28/25	23,927,280
26,000,000	United States Treasury Bill(a)	4.0890	11/04/25	25,901,674
20,000,000	United States Treasury Bill(a)	4.0340	11/18/25	19,893,704
19,000,000	United States Treasury Bill(a)	4.0280	11/25/25	18,884,179
20,000,000	United States Treasury Bill(a)	4.0460	12/02/25	19,866,265
21,000,000	United States Treasury Bill(a)	4.0420	12/09/25	20,845,520
23,000,000	United States Treasury Bill(a)	4.0530	12/16/25	22,814,683
23,000,000	United States Treasury Bill(a)	4.0510	12/23/25	22,795,352
23,000,000	United States Treasury Bill(a)	3.8900	12/30/25	22,778,873
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $267,589,801)			267,605,394

Shares				Fair Value
	SHORT-TERM INVESTMENT — 12.5%
	MONEY MARKET FUND - 12.5%
37,478,105	Dreyfus Government Cash Management - Institutional Class, 4.12% (Cost $37,478,105)(b)			37,478,105

	TOTAL INVESTMENTS - 101.6% (Cost $305,067,906)			$305,083,499
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(4,882,496)
	NET ASSETS - 100.0%			$300,201,003

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS
Investment securities:
At cost	$305,067,906
At fair value	$305,083,499
Due from broker	19,638,137
Receivable for fund shares sold	255,030
Interest receivable	58,267
Prepaid expenses and other assets	10,170
TOTAL ASSETS	325,045,103

LIABILITIES
Payable for securities purchased	22,780,292
Payable for Fund shares redeemed	1,558,279
Investment advisory fees payable	364,787
Accrued expenses and other liabilities	79,400
Payable to related parties	60,371
Distribution (12b-1) fees payable	971
TOTAL LIABILITIES	24,844,100
NET ASSETS	$300,201,003

Net Assets Consist Of:
Paid in capital	$297,267,927
Accumulated earnings	2,933,076
NET ASSETS	$300,201,003

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,722,448
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	397,959
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.87
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$12.59

Class I Shares:
Net Assets	$295,478,555
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	24,543,763
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.04

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME
Interest	$13,859,589
TOTAL INVESTMENT INCOME	13,859,589

EXPENSES
Investment advisory fees	5,688,609
Distribution (12b-1) fees:
Class A	17,023
Third Party Administrative Servicing fees	264,712
Administrative services fees	261,880
Registration fees	85,001
Accounting services fees	74,865
Transfer agent fees	63,519
Compliance officer fees	31,753
Printing and postage expenses	31,432
Audit and tax fees	25,981
Legal fees	22,281
Custodian fees	21,635
Trustees fees and expenses	20,400
Insurance expense	6,001
Other expenses	6,725
TOTAL EXPENSES	6,621,817

Less: Fees waived by the advisor	(270,147)
NET EXPENSES	6,351,670
NET INVESTMENT INCOME	7,507,919

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(49,449,778)
Options Written	60,595,337
11,145,559
Net change in unrealized appreciation (depreciation) on:
Investments	3,870,332
Options Written	(4,188,458)
(318,126)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,827,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,335,352

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
FROM OPERATIONS
Net investment income	$7,507,919	$9,003,724
Net realized gain from investments and options written	11,145,559	3,151,748
Net change in unrealized appreciation (depreciation) on investments and options written	(318,126)	308,868
Net increase in net assets resulting from operations	18,335,352	12,464,340

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(237,332)	(1,507,035)
Class I	(14,434,800)	(21,045,759)
Net decrease in net assets from distributions to shareholders	(14,672,132)	(22,552,794)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	898,231	6,346,483
Class I	112,531,049	176,021,447
Net asset value of shares issued in reinvestment of distributions:
Class A	231,548	1,483,536
Class I	13,303,939	19,484,870
Payments for shares redeemed:
Class A	(19,319,274)	(3,993,746)
Class I	(186,950,818)	(118,688,015)
Net increase (decrease) in net assets from shares of beneficial interest	(79,305,325)	80,654,575

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,642,105)	70,566,121

NET ASSETS
Beginning of Year	375,843,108	305,276,987
End of Year	$300,201,003	$375,843,108

SHARE ACTIVITY
Class A:
Shares Sold	76,573	527,123
Shares Reinvested	19,670	125,662
Shares Redeemed	(1,649,952)	(335,239)
Net increase (decrease) in shares of beneficial interest outstanding	(1,553,709)	317,546

Class I:
Shares Sold	9,446,935	14,498,598
Shares Reinvested	1,113,631	1,620,604
Shares Redeemed	(15,643,062)	(9,786,117)
Net increase (decrease) in shares of beneficial interest outstanding	(5,082,496)	6,333,085

See accompanying notes to financial statements.

Princeton Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
Class A	September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of year	$11.69	$12.04		$11.82		$12.44		$10.65
Activity from investment operations:
Net investment income (loss) (1)	0.25	0.29		0.16		(0.18)		(0.28)
Net realized and unrealized gain on investments and options written	0.39	0.15		0.64		0.42		2.12
Total from investment operations	0.64	0.44		0.80		0.24		1.84
Less distributions from:
Net investment income	(0.35)	(0.41)		(0.35)		—		—
Net realized gains	(0.11)	(0.38)		(0.23)		(0.86)		(0.05)
Total distributions	(0.46)	(0.79)		(0.58)		(0.86)		(0.05)
Net asset value, end of year	$11.87	$11.69		$12.04		$11.82		$12.44
Total return (2)	5.49%	3.76	% (8)	6.90	% (8)	1.92%		17.34%
Net assets, at end of year (000s)	$4,722	$22,816		$19,682		$18,742		$3,606
Ratio of gross expenses to average net assets (3)	2.28%	2.82	% (7)	3.09	% (6)	2.55	% (5)	2.83	% (4)
Ratio of net expenses to average net assets	2.20%	2.75	% (7)	3.00	% (6)	2.45	% (5)	2.44	% (4)
Ratio of net investment income (loss) to average net assets	2.07%	2.39	% (7)	1.32	% (6)	(1.50	)% (5)	(2.42	)% (4)
Portfolio Turnover Rate	0%	0%		0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Includes 0.24% for the year ended September 30, 2021 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(5)	Includes 0.25% for the year ended September 30, 2022 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(6)	Includes 0.80% for the year ended September 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(7)	Includes 0.55% for the year ended September 30, 2024 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Princeton Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
Class I	September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of year	$11.92	$12.26		$12.02		$12.59		$10.75
Activity from investment operations:
Net investment income (loss) (1)	0.28	0.32		0.19		(0.15)		(0.26)
Net realized and unrealized gain on investments and options written	0.39	0.16		0.65		0.44		2.15
Total from investment operations	0.67	0.48		0.84		0.29		1.89
Less distributions from:
Net investment income	(0.44)	(0.44)		(0.37)		—		—
Net realized gains	(0.11)	(0.38)		(0.23)		(0.86)		(0.05)
Total distributions	(0.55)	(0.82)		(0.60)		(0.86)		(0.05)
Net asset value, end of year	$12.04	$11.92		$12.26		$12.02		$12.59
Total return (2)	5.72%	4.03%		7.14%		2.31%		17.64%
Net assets, at end of year (000s)	$295,479	$353,027		$285,595		$294,691		$68,434
Ratio of gross expenses to average net assets (3)	2.03%	2.55	% (7)	2.81	% (6)	2.29	% (5)	2.58	% (4)
Ratio of net expenses to average net assets	1.95%	2.48	% (7)	2.72	% (6)	2.19	% (5)	2.19	% (4)
Ratio of net investment income (loss) to average net assets	2.32%	2.66	% (7)	1.56	% (6)	(1.27	)% (5)	(2.17	)% (4)
Portfolio Turnover Rate	0%	0%		0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Includes 0.24% for the year ended September 30, 2021 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(5)	Includes 0.24% for the year ended September 30, 2022 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(6)	Includes 0.77% for the year ended September 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(7)	Includes 0.53% for the year ended September 30, 2024 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

See accompanying notes to financial statements.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.	ORGANIZATION

The Princeton Premium Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation and income. The Fund commenced operations on November 16, 2016.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which may be waived at Princeton Fund Advisors, LLC, (the “Advisor”) discretion. Class C shares are not available for purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standard Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost. The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. When the Fund purchases or sells an option, an amount equal to the premium paid or received by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund purchases and sells put options on the S&P 500 Index, utilizing a premium collection strategy that implements a put spread on the same option contract. For example, the Fund will sell a put option and buy back the same put option at a different price, thereby creating a defined risk trade. The difference is referred to as a “spread.” The Fund’s put spreads each utilize the S&P 500 Index contracts, same maturity date, and same number of contracts, but the options are at different strike prices. When the option expiration date arrives, if all options are out-of-the-money, they expire worthless and the Fund will retain the cash collected when opening the position, net of any cash (premium) paid to purchase the put positions.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of September 30, 2025, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the year ended September 30, 2025:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Options purchased	Equity	Investment securities: at fair value	$—
Options written	Equity	Options written, at fair value	—

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended September 30, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Option purchased	Net realized gain (loss) from Investments
Net change in unrealized appreciation (depreciation) on Investments
Options written	Net realized gain (loss) from Options Written
Net change in unrealized appreciation (depreciation) on Options Written

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended September 30, 2025:

	Primary Risk	Realized gain (loss)	Change in unrealized appreciation
Derivative Investment Type	Exposure	on options contracts	(depreciation) on options contracts
Options Purchased	Equity	$(49,449,583)	$3,982,621
Options Written	Equity	60,595,337	(4,188,458)

There were no offsetting arrangements as of September 30, 2025.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$267,605,394	$—	$267,605,394
Money Market Fund	37,478,105	—	—	37,478,105
Total	$37,478,105	$267,605,394	$—	$305,083,499

The Fund did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

In accordance with its investment objectives the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Market and Geopolitical Risk. – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Non-Diversified Risk – The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of securities or investments than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the same securities or in investments that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk – Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the Advisor’s Spread Traded options strategy will be effective or that suitable transactions will be available. The Fund’s Spread Traded option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between either the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the Spread Traded option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, transaction and National Futures Association fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s September 30, 2022 through September 30, 2024 tax returns or expected to be taken in the Fund’s September 30, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Credit Facility – Effective July 29, 2024, the Fund entered into a revolving, uncommitted $150,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 28, 2025. Effective July 28, 2025, the Fund entered into an amended and restated agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 27, 2026. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the year ended October 1, 2024 through September 30, 2025, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the year ended September 30, 2025, the interest expense was $0 for the Fund. There was an outstanding balance of $0 as of September 30, 2025. The Fund did not draw on the line of credit for the period October 1, 2024 through September 30, 2025.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets. For the year ended September 30, 2025, the Fund incurred advisory fees of $5,688,609 of which $364,787 is payable at September 30, 2025.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses); fees and

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses; such as litigation expenses (which may include indemnification of Fund officers and Trustees), and contractual indemnification of Fund service providers (other than the Advisor) do not exceed 2.20% and 1.95% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the year ended September 30, 2025, the Advisor waived fees and reimbursed expenses in the amount of $270,147 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement on 60 days written notice to the Advisor.

The following amounts are subject to recapture by the Advisor by the following dates:

9/30/2026	9/30/2027	9/30/2028
$ 279,504	$ 236,053	$ 270,147

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2025, the Fund’s Class A shares incurred $17,023 in fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the year ended September 30, 2025, the Distributor received $21,187 in underwriting commissions for sales of Class A shares, of which $3,198 was retained by the principal underwriter or other affiliated broker-dealers.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of September 30, 2025, the shareholders listed below each held more than 25% of the Fund and may be deemed to control the Fund.

% of Outstanding Shares
Charles Schwab	29.4%
Pershing LLC	28.5%

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2025, and September 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$11,872,696	$14,248,670
Long-Term Capital Gain	2,799,436	8,304,124
Return of Capital	—	—
	$14,672,132	$22,552,794

As of September 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$2,917,483	$—	$—	$—	$15,593	$2,933,076

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Permanent book and tax differences, primarily attributable to use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$858,026	$(858,026)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$305,067,906	$18,431	$(2,838)	$15,593

8.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023 -09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and Shareholders of Princeton Premium Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Princeton Premium Fund (the Fund), a series of the Northern Lights Fund Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Princeton Fund Advisors, LLC advised investment companies since 2010.

Denver, Colorado

November 26, 2025

Princeton Premium Fund
Additional Information (Unaudited)
September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Princeton Fund Advisors, LLC

Adviser to Princeton Premium*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (“PFA”) and the Trust, with respect to the Princeton Premium Fund (“Princeton Premium” or the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that PFA was founded in 2011 with approximately $854 million in assets under management (“AUM”). The Trustees acknowledged that PFA researches and evaluates liquid alternative strategies and managers whose strategy can meet the requirements of a mutual fund or be modified to meet the requirements of a mutual fund to be made available for investors looking for non-traditional investment options. They noted that PFA develops its own alternative strategies to meet mutual fund standards when it determines there is a demand for such strategy. The Trustees reviewed the education and financial industry experience of the investment personnel responsible for servicing the Funds. They noted that PFA’s Chief Executive Officer had retired in the prior year and one of the compliance officers had been replaced with an experienced financial professional. The Trustees

Princeton Premium Fund
Additional Information (Unaudited) (Continued)
September 30, 2025

stated that they believed these changes did not have any negative effect on PFA’s services. The Trustees expressed their satisfaction with PFA’s intention to continue its current focus on risk management. They discussed PFA’s process for monitoring compliance with each Fund’s investment limitations, by reviewing diversification and liquidity requirements, and maintaining and reviewing a compliance tracking system of items. The Trustees noted that PFA selected broker-dealers based on its best execution policy with a focus on certain factors including, but not limited to, execution efficiency and timing, the viability of the broker-dealer and responsiveness. They considered PFA’s cybersecurity protocols and its use of a third-party service provider to monitor its technology infrastructure. They noted that PFA reported no cyber security incidents in the past year, or any material enhances in its program, and that PFA carries cybersecurity insurances and has policies to cover protocols for employee cyber training, dual authentication, frequent password changes, incoming and outgoing email, and anti-virus software. The Trustees noted that PFA does not utilize artificial intelligence in its investment process. The Trustees acknowledged that the Securities and Exchange Commission had issued a deficiency letter to PFA in September 2024 related to a private fund it manages and unrelated to its mutual funds, which was addressed by PFA. They further noted PFA had no material compliance issues or litigation issues since the previous advisory agreement approval. The Trustees concluded that they expect PFA to continue providing high quality services to the Funds and their shareholders.

Performance. The Trustees noted that Princeton Premium has approximately $312 million in AUM, which was a decrease of $25 million from the prior year. The Trustees observed that the Fund had a three-star fund rating by Morningstar. They further noted the Fund’s objective is capital appreciation and income, with the specific goal of capturing option premiums to achieve the long-term total returns of 7%-10% per year. The Trustees acknowledged that since PFA has served as adviser to the Fund it has achieved an 8.39% return per year over the last five years. The Fund’s current yield for the one-year period is 2.12% with a low standard deviation. The Trustees noted that the Fund has produced strong Sortino ratios over the last five-year period. The Trustees concluded that PFA should be retained as the adviser for the Fund.

Fees and Expenses. The Trustees noted the advisory fee of 1.75% with respect to the Fund, which ranked in the 85th percentile for the Broadridge generated peer group fees. They noted that the advisory fee was higher than the Broadridge generated peer group of 1.27% and the equity hedged group of 0.99%. The Trustees acknowledged that PFA’s reasoning for the higher advisory fee than the average peer group is the strength and experience of the advisory team and the uniqueness of the investment strategy. The Trustees noted that the expense ratio includes 80 basis points margin interest and that three funds in the peer group have the same advisory fee or higher. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether PFA had realized economies of scale in connection with its management of the Fund. The Trustees noted that PFA did not have breakpoints in its advisory fee for the Fund. The Trustees agreed that in light of the expense

Princeton Premium Fund
Additional Information (Unaudited) (Continued)
September 30, 2025

limitation agreement in place and PFA’s perceived capacity limitations on the potential size of the Fund, the absence of breakpoints was acceptable.

Profitability. The Trustees reviewed the information provided by PFA regarding the profitability analysis in terms of absolute dollars and as a percentage of revenue, with respect to its management of the Fund. They considered that Princeton Premium had an estimated profitability. The Trustees agreed that PFA’s profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from PFA as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that approval of the continuation of the Advisory Agreement was in the best interests of shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/19/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/19/26

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	3/19/26